Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Information [Abstract]
(Loss) / profit for the year	$ (26,847)	$ 23,237	$ 3,048
Profit for the year from discontinued operations	(480)	(20,377)	(8,835)
Adjustments for:
Income tax	(1,690)	(6,280)	1,491
Amortization and depreciation	7,503	6,763	7,613
Gain from disposal of property, plant and equipment		3	79
Net loss / (gain) from fair value adjustment of investment properties	23,710	(16,981)	4,389
Share-based compensation	44	46	163
(Recovery) / impairment charge of property plant and equipment and intangible assets			(24)
Gain from disposal of intangible assets	(9)
Derecognition of intangible assets from TGLT agreement			62
Impairment of trading property	32		(28)
Impairment of goodwill	129
Disposal of investment property			(6)
Gain from disposal of subsidiary and associates	(688)	(601)
Gain from disposal of trading properties	(447)	(6)
Impairment of other assets	222
Other financial results, net	10,893	18,589	491
Reversal of cumulative translation adjustment			(85)
Provisions and allowances	1,073	605	232
Share of loss of associates and joint ventures	4,889	2,481	757
Increase in restricted assets	(142)
Decrease in inventories	267	184	181
Decrease in trading properties	942	891	1,136
Decrease / (increase) in trade and other receivables	1,287	104	(2,314)
(Decrease) / increase in trade and other payables	(1,028)	902	350
(Decrease) / increase in salaries and social security liabilities	(91)	95	111
Decrease in provisions	(277)	(359)	(159)
Net cash generated by continuing operating activities before income tax paid	19,292	9,296	8,652
Net cash generated by discontinued operating activities before income tax paid	611	6,719	6,705
Net cash generated by operating activities before income tax paid	$ 19,903	$ 16,015	$ 15,357